Other income (expenses)	12 Months Ended
Dec. 31, 2018
Disclosure of Other income expenses [Abstract]
Disclosure of other operating income (expense) [text block]
(30)	Other income (expenses)

	2018	2017	2016
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$1,041,677	896,840	1,076,902
Bargain purchase gain of domestic business acquisition (note 4b)	-	87,496	-
Total other income	1,041,677	984,336	1,076,902
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(737,077)	(731,110)	(704,152)
Other	(201,940)	(85,584)	(112,548)
Total other expenses	(939,017)	(816,694)	(816,700)
Total other income (expenses), net	$102,660	167,642	260,202